Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

24. RELATED PARTY TRANSACTIONS

Name and Relationship with Related Parties

Name of related party	Relationship with the Group

Linyang Electronics Co., Ltd. ("Linyang Electronics")**	Controlling owner was also a significant shareholder of the Company
Qidong Huahong Electronics Co., Ltd. ("Qidong Huahong")**	Controlling owner was also a significant shareholder of the Company
Nantong Huahong Ecological Gardening Co., Ltd. ("Nantong Huahong")*/**	Controlling owner was also a significant shareholder of the Company
Nantong Linyang Labor Service Company ("Linyang Labor Service")**	Controlling owner was also a significant shareholder of the Company
Q-Cells International GmbH ("QCI")**	Controlling owner was also a significant shareholder of the Company
Q-Cells SE ("Q-Cells")**	Controlling owner was also a significant shareholder of the Company
SMIC Energy Technology (Shanghai) Corporation ("SMIC ET")***

A wholly owned subsidiary of Semiconductor Manufacturing International Corporation ("SMIC") where David N.K. Wang, one of the Company's independent directors, served as president and chief executive officer

Semiconductor Manufacturing International (Shanghai) Corporation ("SMIC Shanghai")***	A wholly owned subsidiary of SMIC where David N.K. Wang, one of the Company's independent directors, served as president and chief executive officer
Hanwha Chemical Corporation ("Hanwha Chemical")	Holding company of Hanwha Solar
Hanwha Corporation	Holding company of Hanwha Chemical
Ya An Yongwang Silicon Co., Ltd. ("Ya An")	A wholly owned subsidiary of HongKong YongWang Silicon Investment Co., Ltd., whose significant shareholder is Hanwha Chemical
Hanwha L&C Trading (Shanghai) Co., Ltd. ("Hanwha L&C")	A wholly owned subsidiary of Hanwha Chemical
Hanwha S&C Co., Ltd. ("Hanwha S&C")	A company whose significant shareholder, Dong KwanKim, is one of the Company's directors
Hanwha Solarenergy Corporation ("Hanwha Solarenergy")	A subsidiary of Hanwha Corporation, of which Hanwha Corporation has 80% of shares and Hanwha S&C has 20% of shares
Hancomm, Inc. ("Hancomm")	A company whose significant shareholder is Hanwha S&C
Hanwha TechM Co., Ltd. ("Hanwha TechM")	A wholly owned subsidiary of Hanwha Corporation
Hanwha Europe GmbH ("Hanwha Europe")	A wholly owned subsidiary of Hanwha Corporation
Hanwha Japan Co., Ltd. ("Hanwha Japan")	A wholly owned subsidiary of Hanwha Corporation
Hanwha 63 City C., Ltd. ("Hanwha 63 City")	A wholly owned subsidiary of Hanwha Corporation
Foodist Food Culture (Shanghai) Co., Ltd. ("Foodist Food Culture")	A wholly owned subsidiary of Hanwha Corporation

*	Previously known as Nantong Linyang Ecological Cultural Co., Ltd.
**	Subsequent to the completion of share transfer on September 16, 2010 (Note 26), these companies ceased to be related parties to the Group.
***	Subsequent to David N.K. Wang's resignation from SMIC in July 2011, these companies ceased to be related parties of the Group.

Significant Related Party Transactions

The Group had the following significant related party transactions and balances during the periods presented:

	For the year ended December 31,
	2009	2010	2011	2011
	(RMB'000)	(RMB'000)	(RMB'000)	(US$'000)

Advance paid to the related party:
- Ya An	—	367,619	108,446	17,230
- Hanwha Chemical	—	7,679	76,436	12,144
- Hanwha L&C	—	—	43,481	6,908

Purchase of raw materials from:
- Ya An	9,600	339,122	116,943	18,580
- Hanwha Chemical	—	1,883	86,735	13,781
- Hanwha L&C	—	1,142	63,129	10,030
- Linyang Electronics*	33,124	79,187	—	—
- SMIC ET**	—	4,602	—	—

Purchase of services from:
- Hancomm	—	—	27,235	4,327
- Foodist Food Culture	—	—	8,177	1,299
- Hanwha S&C	—	—	5,876	934
- Hanwha Solarenergy	—	—	570	91
- SMIC Shanghai**	—	1,801	—	—
- Linyang Electronics*	2,335	680	—	—
- Qidong Huahong*	2,800	—	—	—
- Nantong Huahong*	642	—	—	—
- Linyang Labor Service*	2,205	889	—	—

Purchase of fixed assets from:
- Hanwha TechM	—	—	30,026	4,771
- SMIC ET**	—	33,662	—	—
- Linyang Electronics*	567	1,510	—	—
- Nantong Huahong*	—	990	—	—

Sales of products to:
- Hanwha Corporation	—	—	468,381	74,418
- Hanwha Solarenergy	—	—	87,702	13,934
- Hanwha Chemical	—	—	24,106	3,830
- Hanwha 63 City	—	—	3,367	535
- Hanwha Europe	—	—	228	36
- Hanwha Japan	—	—	67	11
- Hanwha L&C	—	—	6	1
- Q-Cells*	—	442,832	—	—
- QCI*	336,485	32,924	—	—

Buildings leased from:
- SMIC Shanghai**	—	1,229	4,291	682
- Linyang Electronics*	3,932	2,856	—	—
- Qidong Huahong*	—	1,368	—	—

*

Subsequent to the completion of share transfer on September 16, 2010 (Note 26), these companies ceased to be related parties to the Group. Therefore, the above transaction only included transactions before September 16, 2010.

**

Subsequent to David N.K. Wang's resignation from SMIC in July 2011, these companies ceased to be related parties of the Group. Therefore, the above transaction for 2011 only included transactions before July 31, 2011.

Balances with Related Parties

As of December 31, 2010 and 2011, balances with related parties are comprised of the following:

	As of December 31,
	2010	2011	2011
	(RMB'000)	(RMB'000)	(US$'000)

Amount due from related parties:
- Hanwha Corporation	—	153,956	24,461
- Hanwha Solarenergy	—	51,881	8,243
- Ya An	22,023	20,000	3,178
- Hanwha L&C	—	8,134	1,292
- Hanwha Chemical	5,796	6,344	1,008
- Hancomm	—	885	141
- Hanwha Europe	—	186	29
- Hanwha Japan	—	67	11

	27,819	241,453	38,363

Amount due from related parties, non-current portion:
- Ya An	15,000	—	—

Amount due to related parties:
- Hanwha L&C	—	29,326	4,659
- Hanwha TechM	—	5,986	951
- Hanwha Chemical	—	5,911	939
- Hanwha S&C	—	560	89
- Hancomm	—	411	65
- Hanwha Europe	—	148	24
- Ya An	8,526	—	—
- SMIC Shanghai*	3,515	—	—
- Hanwha L&C	1,142	—	—

	13,183	42,342	6,727

*

Subsequent to David N.K. Wang's resignation from SMIC in July 2011, these companies ceased to be related parties of the Group. Therefore, the above balances with related parties as of December 31, 2011 did not include the amount due from/to SMIC.

As of December 31, 2010 and 2011, all balances with related parties were unsecured, non-interesting bearing and repayable on demand.